UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period:

January 1, 2013 to December 31, 2013

Date of Report (Date of earliest event reported):  February 13, 2014

PHH Mortgage Corporation(1)

(Exact name of securitizer as specified in its charter)

025-00910	0001540447
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

William F. Brown, Esq.

(856) 917-1744

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1):  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i):  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii):  ☒

(1)    PHH Mortgage Corporation, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the residential mortgage asset class, including asset-backed securities: (i) registered by the affiliated registrant PHH Mortgage Capital, LLC (Commission File Number 333-131214) (f/k/a Cendant Mortgage Capital, LLC) and (ii) privately issued by the affiliated depositor Bishop’s Gate Residential Mortgage Trust.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PHH MORTGAGE CORPORATION

Date: February 13, 2014	By:	/s/ Richard Bradfield
Name: Richard Bradfield
Title: Senior Vice President and Treasurer